PROJECT ASSETS, NET	12 Months Ended
Dec. 31, 2018
PROJECT ASSETS [Abstract]
PROJECT ASSETS, NET
17.	PROJECT ASSETS, NET

Project assets represent the solar projects own by the Company after the disposition of downstream solar projects in 2016. In the year ended December 31, 2016, the Company obtained two small solar projects in Italy as the settlement of the accounts receivables. The subsidiaries holding two solar projects in Italy were disposed to third party buyers in the year of 2018 with the consideration of EUR2,636,291. Loss of disposal with the amount of RMB 9,425,366 was recognized associated with the disposition.

During the year of 2018, the Group also disposed Hirasawa Power in Japan with the consideration of JPY996,420,932 (RMB58,854,599). As these solar projects in Japan were constructed for sale upon completion instead of self-operating by the Group, the Group recorded such disposition under the standard of ASC 606, and recognized revenue and cost of sales with the amount of RMB93,451,309 and RMB69,133,413, respectively,

During the year of 2018, electricity revenue generated from certain overseas project asset constructed for sale upon completion, with the amount of RMB 16,524,568, was considered as incidental revenue and accounted for as a reduction of the capitalized project costs for development. Project assets with the carrying amount of RMB1,710,954,613 as at December 31, 2018 were constructed for external sales which are not depreciated.

	As of December 31,
	2017	2018
	RMB	RMB
Completed	32,505,243	879,954,662
Under construction	451,381,193	890,666,423

Less: Accumulated depreciation	(10,155,212)	-
Project Assets, net	473,731,224	1,770,621,085